LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
LONG-TERM INVESTMENT [Text Block]

22. LONG-TERM INVESTMENT

In 2013, the Corporation entered into a binding agreement to make a minority investment in China Rewards, a domestic Chinese retail coalition loyalty program start-up based in Shanghai, People’s Republic of China. The investment of $5,000 was agreed to be made in a series of tranches which were paid in 2013 and 2014. In 2016, the Corporation recorded an impairment of $5,000 related to its investment in China Rewards as a result of changes in the expected recoverability of the cost of the investment. There were no further long-term investments entered into in the year ended December 31, 2017.